Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

15.   Provisions

(a)	This caption is made up as follows:

	As of			Reclassifications		As of			Reclassifications		As of
	January 1,		Accretion	and		December 31,		Accretion	and		December 31,
	2023	Changes	expense	others	Disbursements	2023	Changes	expense	others	Disbursements	2024
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Closure of mining units and projects (b)	254,247	11,076	12,067	—	(18,024)	259,366	73,090	8,476	(6,642)	(17,372)	316,918
Environmental liabilities	16,261	7,097	—	3,671	(4,763)	22,266	4,062	—	5,133	(6,634)	24,827
Environmental contingencies	8,416	(1,868)	—	97	(2,956)	3,689	2,987	—	—	(1,166)	5,510
Safety contingencies	6,716	(1,702)	—	7	(58)	4,963	(373)	—	—	76	4,666
Labor contingencies	5,131	(1,343)	—	36	—	3,824	643	—	—	(181)	4,286
Tax contingencies	5,005	(2,014)	—	—	—	2,991	(1,043)	—	—	—	1,948
Obligations with communities	2,105	(290)	—	23	—	1,838	(1,048)	—	—	—	790
Other provisions	637	1,126	—	—	—	1,763	(408)	—	—	—	1,355
	298,518	12,082	12,067	3,834	(25,801)	300,700	77,910	8,476	(1,509)	(25,277)	360,300

Classification by maturity:
Current portion	94,171					107,491					53,900
Non-current portion	204,347					193,209					306,400
	298,518					300,700					360,300

See related accounting policies in Note 2.4(n).

(b)	Provision for closure of mining units and exploration projects -

The table below presents the movement of the provision for closure of mining units and exploration projects:

	2024	2023
	US$(000)	US$(000)

Beginning balance	259,366	254,247

Additions (reversals) in estimates and reclassifications:
Continuing mining units	65,397	11,879
Discontinued mining units, note 1(e)	555	6,991
Exploration projects, note 28(a)	496	(7,794)
	66,448	11,076
Accretion expense:
Continuing mining units, note 29(a)	7,563	11,249
Exploration projects, note 29(a)	518	589
Discontinued mining units, note 1(e)	395	229
	8,476	12,067

Disbursements	(17,372)	(18,024)

Ending balance	316,918	259,366

Classification by maturity:
Current portion	25,758	80,548
Non-current portion	291,160	178,818

	316,918	259,366

The provision for closure of mining units and exploration projects represents the present value of the closure costs that are expected to be incurred between the years 2025 and 2042. The Group recognizes the provision for closure of mining units and exploration projects based on estimates of studies and activities that meet the environmental regulations in effect and that will be approved by the Ministry of Energy and Mines. The Group recognizes the provision of continued operations which is prepared by independent advisors and provisions related to discontinued operations are based on estimates prepared by internal advisors.

The provision for closure of mining units and exploration projects corresponds mostly to activities that must be carried out for restoring the mining units and areas affected by exploration and production activities. The principal work to be performed correspond to earthworks, re-vegetation efforts and dismantling of the plants. Closure budgets are reviewed regularly to take into account any significant change in the studies conducted. Nevertheless, the closure costs of mining units will depend on the market prices for the closure works required, which would reflect future economic conditions. Also, the time when the disbursements will be made depends on the useful life of the mine.

As of December 31, 2024, the future value of the provision for closure of mining units and exploration projects was US$407 million, which has been discounted using annual risk-free rates from minimum of 2.22 percent to a maximum of 4.17 percent, in a period of 1 to 16 years, obtaining as a result an updated liability amounting to US$316.9 million (as of December 31, 2023, the provision was US$259.4 million). The Group believes that this liability is sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

As of December 31, 2024, the Group has constituted letters of credit in favor of the Ministry of Energy and Mines for US$186.3 million (US$101.2 million as of December 31, 2023) to secure current mine closure plans of its mining units, exploration projects and environmental liabilities to date.

Sociedad Minera Cerro Verde S.A.A.
Provisions
Provisions

11.   Provisions

This item is made up as follows:

	December 31,	December 31,
	2024	2023
	US$(000)	US$(000)

Current
Provision for social commitments (a)	4,600	400
Provision for legal contingencies (b)	2,411	2,139
Provision for remediation and mine closure (c)	—	234
Total current	7,011	2,773

Non–current
Provision for remediation and mine closure (c)	234,126	259,610
Provision for social commitments (a)	5,783	9,983
Provision for tax contingencies (d)	3,427	—
Provision for uncertainty over income tax treatments (e)	2,964	2,140
Provision for legal contingencies (b)	1,127	1,087
Total non-current	247,427	272,820

Total provisions	254,438	275,593
(a)	The provision for social commitments is associated with repaving Alata - Congata Road (US$6.1 million as of December 31, 2024 and December 31, 2023) and an irrigation project in La Joya (US$4.3 million as of December 31, 2024 and December 31, 2023).
(b)	The provision for legal contingencies is mainly associated to penalties incurred with OSINERGMIN (Supervisory Agency for Investment in Energy and Mining) and SUNAFIL (National Superintendence of Labor Inspection) fines, which have been appealed by the Company.
(c)	The Company’s mineral exploration and exploitation activities are subject to environmental protection standards. In order to comply with these standards, the Company has obtained the approval for the Environment Adequacy Program (PAMA) and for the Environmental Impact Studies (EIA), required for the operation of Cerro Verde’s production unit and a mine closure plan approved by the Ministry of Energy and Mines.

During 2006, in compliance with the applicable law, the Company completed the closure plans for its mine site and presented it to the Ministry of Energy and Mines. The closure plans for its mine site were approved by Resolution No 302-2009 MEM-AAM and its modifications were approved by Resolution No 207-2012 MEM-AAM, Resolution No 186-2014 EM-DGAAM, Resolution No 032-2018 MEM-DGAAM and its last modification approved with Resolution No 0358-2023 MEM-DGAAM.

To date, the Company has issued a letter of credit totaling US$130.1 million as guarantee of the most recently approved plan.

The estimate of remediation and mine closure costs is based on studies prepared by independent consultants and based on current environmental regulations. This provision corresponds mainly to the activities to be performed in order to restore the areas affected by mining activities. The main tasks to be performed include ground removal, soil recovery, and dismantling of plant and equipment.

Under the closure regulations, the Company must submit a closure plan that includes the reclamation methods, closure cost estimates, methods of control and verification, closure and post-closure plans, and financial assurance. In compliance with the requirement for five-year updates, during the year 2023, the Company submitted its updated closure plan which was approved in December 2023 by the Ministry of Energy and Mines.

The table below presents the changes in the provision for remediation and mine closure:

	December 31,	December 31,
	2024	2023
	US$(000)	US$(000)

Beginning balance	259,844	209,660
Accretion expense	11,160	9,917
Changes in estimates (see Note 7)	(36,885)	40,425
Progressive mine closure payments in hydrometallurgy process	—	(149)
Exchange rate effect	7	(9)

Final balance	234,126	259,844

As of December 31, 2024, the Company’s provision for remediation and mine closure was US$234.1 million (reflecting the future value of the provision for remediation and mine closure of US$726.9 million, discounted using an annual risk-free rate of 4.78%). As of December 31, 2023, the Company’s provision for remediation and mine closure was US$259.8 million (reflecting the future value of the provision for remediation and mine closure of US$579.8 million, discounted using an annual risk-free rate of 4.13%). The Company considers this liability sufficient to meet the current environmental protection laws approved by the Ministry of Energy and Mines.

For the year ended December 31, 2024, the Company recorded net changes in its estimate of the remediation and mine closure asset and liability totaling a decrease of US$36.9 million, primarily related to an increase in the discount rate, partially offset by higher future nominal flows (see Note 7). As of December 31, 2023, the changes in the estimate (increase of US$40 million) were mainly related to higher future nominal flows.

(d)	The provision for tax contingencies corresponds to interest associated with SUNAT open audits related to income tax for the years 2017 and 2018.
(e)	As of December 31, 2024 represents interest and penalties mainly related to income tax for the years 2018, 2020, 2021, 2022 and 2023 (as of December 31, 2023 corresponded to income tax for the years 2018, 2021 and 2022), determined in accordance with the IFRIC 23, “Uncertainty over Income Tax Treatments.”